Earnings Per Share - Additional Information (Detail) - shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Denominator
Weighted average Class A ordinary shares outstanding - diluted (in shares)	607,148	375,455 [1]
Common Class A
Denominator
Weighted average Class A ordinary shares outstanding - diluted (in shares)		607,111

[1]	Represents earnings per Class A ordinary share and weighted average Class A ordinary shares outstanding for the period from June 16, 2020 through December 31, 2020, the period following our initial public offering (see Note 13).